Cover	Oct. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2025
Entity File Number	000-53574
Entity Registrant Name	Basanite, Inc.
Entity Central Index Key	0001448705
Entity Tax Identification Number	20-4959207
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	20 Thompson Road,
Entity Address, City or Town	Branford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06405
City Area Code	888
Local Phone Number	501-1176
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false